Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014304
Account Value [Line Items]
Line Graph and Table Measure Name	Tax-Managed Small-Cap Portfolio
Account Value	$ 22,680	$ 23,225	$ 23,055	$ 22,748	$ 21,317	$ 21,542	$ 20,936	$ 22,353	$ 21,454	$ 20,289	$ 20,759	$ 19,020	$ 17,497	$ 18,697	$ 20,079	$ 20,864	$ 20,341	$ 19,087	$ 19,771	$ 19,892	$ 20,415	$ 20,375	$ 18,644	$ 19,604	$ 18,894	$ 16,979	$ 18,477	$ 19,610	$ 18,021	$ 19,063	$ 19,506	$ 20,939	$ 21,128	$ 20,470	$ 22,281	$ 20,835	$ 21,609	$ 20,559	$ 21,159	$ 20,811	$ 20,799	$ 20,853	$ 20,823	$ 20,121	$ 19,540	$ 18,376	$ 18,375	$ 16,980	$ 15,168	$ 14,768	$ 15,533	$ 14,983	$ 14,331	$ 14,241	$ 13,541	$ 12,273	$ 14,761	$ 16,077	$ 16,317	$ 16,170	$ 15,619	$ 15,647	$ 15,569	$ 16,007	$ 15,721	$ 14,697	$ 15,332	$ 14,680	$ 14,849	$ 14,039	$ 12,790	$ 14,231	$ 13,882	$ 15,419	$ 15,460	$ 14,877	$ 14,637	$ 14,538	$ 13,741	$ 13,689	$ 13,559	$ 14,017	$ 13,533	$ 13,507	$ 13,087	$ 12,919	$ 12,326	$ 12,475	$ 12,391	$ 12,083	$ 12,162	$ 12,130	$ 12,050	$ 11,737	$ 11,718	$ 11,413	$ 10,530	$ 10,707	$ 10,724	$ 10,579	$ 10,213	$ 10,345	$ 9,957	$ 9,961	$ 9,251	$ 9,220	$ 9,833	$ 10,364	$ 10,209	$ 9,912	$ 10,372	$ 10,783	$ 10,862	$ 10,812	$ 10,422	$ 10,803	$ 10,531	$ 9,836	$ 10,104	$ 10,029	$ 10,000
EATON VANCE Index: Russell 3000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 32,298	32,537	31,877	31,198	30,629	29,709	28,369	29,674	28,747	27,271	26,972	25,613	23,429	24,067	25,270	25,768	24,876	23,286	23,196	22,951	22,353	22,888	21,414	22,745	21,617	19,979	22,021	22,874	20,912	22,822	22,852	25,105	24,317	24,945	26,504	25,500	25,894	24,254	25,393	24,689	24,279	23,695	23,587	22,431	21,654	20,998	21,092	20,184	17,995	18,392	19,087	17,797	16,841	16,465	15,629	13,801	16,002	17,428	17,447	16,958	16,337	15,993	15,717	16,044	15,809	14,771	15,793	15,187	14,968	14,460	13,317	14,683	14,395	15,539	15,514	14,987	14,506	14,412	14,016	13,963	14,249	14,794	14,053	13,914	13,504	13,216	12,901	12,876	12,638	12,525	12,398	12,268	12,260	11,820	11,602	11,380	10,892	11,133	11,116	11,087	10,664	10,642	10,455	10,391	9,707	9,711	10,291	10,507	10,449	9,684	9,975	10,616	10,441	10,619	10,474	10,427	10,534	9,957	10,242	10,242	10,000
EATON VANCE Index: Russell 2000
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 21,460	$ 21,775	$ 21,624	$ 21,952	$ 19,927	$ 20,113	$ 19,152	$ 20,602	$ 19,890	$ 18,826	$ 19,588	$ 17,455	$ 16,006	$ 17,178	$ 18,252	$ 19,213	$ 18,106	$ 16,745	$ 16,901	$ 17,210	$ 18,074	$ 18,384	$ 16,752	$ 17,914	$ 17,506	$ 15,769	$ 17,441	$ 17,805	$ 16,122	$ 17,567	$ 17,540	$ 19,470	$ 19,231	$ 19,028	$ 21,055	$ 20,594	$ 21,490	$ 20,613	$ 21,239	$ 20,775	$ 21,553	$ 21,143	$ 21,100	$ 20,666	$ 20,460	$ 19,260	$ 18,337	$ 16,877	$ 14,251	$ 13,958	$ 14,441	$ 13,670	$ 13,302	$ 12,848	$ 12,063	$ 10,606	$ 13,550	$ 14,796	$ 15,286	$ 14,858	$ 14,270	$ 13,904	$ 13,621	$ 14,328	$ 14,246	$ 13,306	$ 14,428	$ 13,954	$ 14,252	$ 13,548	$ 12,178	$ 13,819	$ 13,603	$ 15,260	$ 15,637	$ 14,990	$ 14,734	$ 14,629	$ 13,792	$ 13,673	$ 13,499	$ 14,042	$ 13,685	$ 13,740	$ 13,355	$ 13,243	$ 12,465	$ 12,625	$ 12,532	$ 12,113	$ 12,365	$ 12,231	$ 12,215	$ 11,984	$ 11,936	$ 11,611	$ 10,446	$ 10,968	$ 10,847	$ 10,658	$ 10,058	$ 10,064	$ 9,842	$ 9,690	$ 8,974	$ 8,975	$ 9,840	$ 10,360	$ 10,034	$ 9,498	$ 9,989	$ 10,658	$ 10,784	$ 10,703	$ 10,465	$ 10,738	$ 10,555	$ 9,963	$ 10,294	$ 10,009	$ 10,000